Schedule Of Change in Non-Cash Operating Working Capital (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Sep. 30, 2024
Change In Non-cash Operating Working Capital
Trade and other receivables	$ (5,182)	$ (732)
Inventories	(3,043)	(1,418)
Prepaid expenses and other	1,035	(1,693)
Trade and other payables	68	1,588
Total	$ (7,122)	$ (2,255)